ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Oct. 31, 2025
Accounts Receivable Net
Schedule of accounts receivable

	October 31, 2025	October 31, 2024

Accounts receivable	$187,828	$–
Less: allowance for credit losses	–	–
Accounts receivable, net	$187,828	$–